Related Party Transactions and Arrangements (Schedule of Selling Commissions and Dealer Manager Fees) (Details) (Dealer Manager [Member], Realty Capital Securities, LLC [Member], Sales Commissions and Fees [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Sales Commissions and Fees [Member]
Schedule of Selleing Commission and Dealer Manager Fees [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 80,739	$ 0	$ 160,530	$ 160,614	$ 11,464
Payable	$ 0		$ 0		$ 0	$ 92